Financial Instruments - Financing receivables and net investment in financing lease (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	$ 4,285	$ 4,153
Net investment in financing lease	271,828	274,257
Collection Experience [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	4,285	4,153
Credit Information [Member]
Financing Receivable, Recorded Investment [Line Items]
Net investment in financing lease	$ 271,828	$ 274,257